Schedule of Reconciliation of Net Increase in Net Assets (Details) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets available for benefits per the financial statements	$ 5,107,470	$ 1,541,789
Change in total employer contributions receivable	19,063	14,436
Change in total excess contributions payable	(8,714)	21,612
Net income per Form 5500	$ 5,117,819	$ 1,577,837